Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	46 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000229231 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.94%	4.54%	0.60%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%	1.25%	(1.56%)
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%	15.09%	8.31%
Custom blended benchmark [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.31%	7.26%	2.69%
Solactive GBS Emerging Markets Large & Mid Cap NTR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.56%	10.93%	2.99%
Solactive GBS Developed Markets ex North America Large NTR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	13.48%	5.82%
Solactive GBS United States 1000 NTR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.15%	16.49%	10.43%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%	1.25%	(1.56%)